Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we have prepared this pay versus performance disclosure, which serves to further demonstrate the alignment of our executive compensation program with stockholder interests.

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(2) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2) ($)	Total Stockholder Return(3) ($)	Peer Group Total Stockholder Return(3)(4) ($)	Net Income/ (Loss)(5) ($ in thousands)	Distributable Earnings ROAE(6)(%)
2022	6,262,232	1,389,265	1,915,344	894,725	42.43	69.20	(264,456)	11.03%
2021	7,411,604	8,397,730	2,142,227	2,342,923	67.39	91.50	295,995	10.46%
2020	4,579,952	1,012,481	1,421,460	557,399	52.80	77.80	(709,186)	(0.72%)
1.	For each of 2022, 2021 and 2020, our principal executive officer (PEO) was Craig L. Knutson. For more detail regarding how the amounts in this column are calculated, refer to the Summary Compensation Table found on page 51 of this Proxy Statement and “Adjustments to Summary Compensation Tables to Determine Compensation Actually Paid” tables below.
2.	For each of 2022, 2021 and 2020, our remaining NEOs consisted of Gudmundur Kristjansson, Bryan Wulfsohn, Stephen D. Yarad and Harold E. Schwartz. For more detail regarding how the amounts in this column are calculated, refer to the Summary Compensation Table found on page 51 of this Proxy Statement and “Adjustments to Summary Compensation Tables to Determine Compensation Actually Paid" tables below.
3.	Total Stockholder Return and Peer Group Total Stockholder Return assume an initial investment of $100 invested at December 31, 2019.
4.	As permitted by SEC rules, the Peer Group referenced for purpose of the Total Stockholder Return comparison consists of the Bloomberg Mortgage REIT Index (BBREMTG), which is an industry peer group used for purposes of Item 201(e) of Regulation S-K. The separate peer group used by the Compensation Committee for purposes of determining compensation paid to our executive officers is described on page 35.
5.	Reflects after-tax net income/(loss) available to common stock and participating securities prepared in accordance with GAAP for each of the years shown.
6.	The Company has designated “Distributable Earnings ROAE” as its Company Selected Measure, as this measure (as well as, “Adjusted GAAP ROAE”) is the most important measure identified below under “2022 Most Important Financial Measures” which in the Company’s assessment, represents for 2022 the most important performance measure used to link compensation actually paid to our PEO and other NEOs to the Company’s performance. Distributable Earnings ROAE is defined on page 38 and is a non-GAAP financial measure. Per SEC rules, percentage shown is for the applicable calendar year.

Compensation Actually Paid represents the Summary Compensation Table Totals adjusted for the following items:

	Year 2022
Adjustments to Summary Compensation Table Totals to Determine Compensation Actually Paid	PEO	Average for Non-PEO- NEOs
Deduction for amounts reported under the Stock Awards Column in the Summary Compensation Table	($3,200,032)	($687,519)
Increase for fair value at 12/31/2022 of awards granted during 2022 that remain unvested as of year-end	$1,244,743	$267,430
Increase/(Deduction) for change in fair value from 12/31/2021 to 12/31/2022 of awards granted in 2021 that were outstanding and unvested as of 12/31/2022	($2,318,936)	($469,731)
Increase/(Deduction) for change in fair value from 12/31/2021 to vesting date of awards granted in 2020 that vested during 2022	($304,753)	($73,879)
(Deduction) for fair value at 12/31/2021 of forfeited performance-based awards granted in 2020 due to failure to meet required performance levels for vesting	($375,042)	($75,879)
Increase for dividend equivalents paid on performance-based awards that vested at year-end	$18,981	$3,837
Increase for dividend equivalents paid during year on outstanding time-based awards	$62,072	$15,122
Total adjustments added to/(subtracted from) Summary Compensation Table Total to determine Compensation Actually Paid	($4,872,967)	($1,020,619)
	Year 2021
Adjustments to Summary Compensation Table Totals to Determine Compensation Actually Paid	PEO	Average for Non-PEO- NEOs
Deduction for amounts reported under the Stock Awards Column in the Summary Compensation Table	($2,850,004)	($587,502)
Increase for fair value at 12/31/2021 of awards granted during 2021 that remain unvested as of year-end	$4,049,339	$827,995
Increase/(Deduction) for change in fair value from 12/31/2020 to 12/31/2021 of awards granted in 2020 that were outstanding and unvested as of 12/31/2021	($219,388)	($40,488)
Increase/(Deduction) for change in fair value from 12/31/2020 to vesting date of awards granted in 2019 that vested during 2021	$87,209	$22,282
(Deduction) for fair value at 12/31/2020 of forfeited performance-based awards granted in 2019 due to failure to meet required performance levels for vesting	($222,777)	($57,283)
Increase for dividend equivalents paid on performance-based awards that vested at year-end	$57,310	$14,738
Increase for dividend equivalents paid during year on outstanding time-based awards	$84,437	$20,954
Total adjustments added to/(subtracted from) Summary Compensation Table Total to determine Compensation Actually Paid	$986,126	$200,696

	Year 2020
Adjustments to Summary Compensation Table Totals to Determine Compensation Actually Paid	PEO	Average for Non-PEO- NEOs
Deduction for amounts reported under the Stock Awards Column in the Summary Compensation Table	($2,668,552)	($585,060)
Increase for fair value at 12/31/2020 of awards granted during 2020 that remain unvested as of year-end	$1,296,984	$285,082
Increase/(Deduction) for change in fair value from 12/31/2019 to 12/31/2020 of awards granted in 2019 that were outstanding and unvested as of 12/31/2020	($1,093,613)	($280,402)
Increase/(Deduction) for change in fair value from 12/31/2019 to vesting date of awards granted in 2018 that vested during 2020	($617,410)	($157,956)
(Deduction) for fair value at 12/31/2019 of forfeited performance-based awards granted in 2018 due to failure to meet required performance levels for vesting	($626,427)	($161,073)
Increase for dividend equivalents paid on performance-based awards that vested at year-end	$79,243	$20,380
Increase for dividend equivalents paid during year on outstanding time-based awards	$62,304	$14,968
Total adjustments added to/(subtracted from) Summary Compensation Table Total to determine Compensation Actually Paid	($3,567,471)	($864,061)

Company Selected Measure Name	Distributable Earnings ROAE
Named Executive Officers, Footnote [Text Block]
2.	For each of 2022, 2021 and 2020, our remaining NEOs consisted of Gudmundur Kristjansson, Bryan Wulfsohn, Stephen D. Yarad and Harold E. Schwartz. For more detail regarding how the amounts in this column are calculated, refer to the Summary Compensation Table found on page 51 of this Proxy Statement and “Adjustments to Summary Compensation Tables to Determine Compensation Actually Paid" tables below.

Peer Group Issuers, Footnote [Text Block]
3.	Total Stockholder Return and Peer Group Total Stockholder Return assume an initial investment of $100 invested at December 31, 2019.
4.	As permitted by SEC rules, the Peer Group referenced for purpose of the Total Stockholder Return comparison consists of the Bloomberg Mortgage REIT Index (BBREMTG), which is an industry peer group used for purposes of Item 201(e) of Regulation S-K. The separate peer group used by the Compensation Committee for purposes of determining compensation paid to our executive officers is described on page 35.

PEO Total Compensation Amount	$ 6,262,232	$ 7,411,604	$ 4,579,952
PEO Actually Paid Compensation Amount	$ 1,389,265	8,397,730	1,012,481
Adjustment To PEO Compensation, Footnote [Text Block]

Compensation Actually Paid represents the Summary Compensation Table Totals adjusted for the following items:

	Year 2022
Adjustments to Summary Compensation Table Totals to Determine Compensation Actually Paid	PEO	Average for Non-PEO- NEOs
Deduction for amounts reported under the Stock Awards Column in the Summary Compensation Table	($3,200,032)	($687,519)
Increase for fair value at 12/31/2022 of awards granted during 2022 that remain unvested as of year-end	$1,244,743	$267,430
Increase/(Deduction) for change in fair value from 12/31/2021 to 12/31/2022 of awards granted in 2021 that were outstanding and unvested as of 12/31/2022	($2,318,936)	($469,731)
Increase/(Deduction) for change in fair value from 12/31/2021 to vesting date of awards granted in 2020 that vested during 2022	($304,753)	($73,879)
(Deduction) for fair value at 12/31/2021 of forfeited performance-based awards granted in 2020 due to failure to meet required performance levels for vesting	($375,042)	($75,879)
Increase for dividend equivalents paid on performance-based awards that vested at year-end	$18,981	$3,837
Increase for dividend equivalents paid during year on outstanding time-based awards	$62,072	$15,122
Total adjustments added to/(subtracted from) Summary Compensation Table Total to determine Compensation Actually Paid	($4,872,967)	($1,020,619)
	Year 2021
Adjustments to Summary Compensation Table Totals to Determine Compensation Actually Paid	PEO	Average for Non-PEO- NEOs
Deduction for amounts reported under the Stock Awards Column in the Summary Compensation Table	($2,850,004)	($587,502)
Increase for fair value at 12/31/2021 of awards granted during 2021 that remain unvested as of year-end	$4,049,339	$827,995
Increase/(Deduction) for change in fair value from 12/31/2020 to 12/31/2021 of awards granted in 2020 that were outstanding and unvested as of 12/31/2021	($219,388)	($40,488)
Increase/(Deduction) for change in fair value from 12/31/2020 to vesting date of awards granted in 2019 that vested during 2021	$87,209	$22,282
(Deduction) for fair value at 12/31/2020 of forfeited performance-based awards granted in 2019 due to failure to meet required performance levels for vesting	($222,777)	($57,283)
Increase for dividend equivalents paid on performance-based awards that vested at year-end	$57,310	$14,738
Increase for dividend equivalents paid during year on outstanding time-based awards	$84,437	$20,954
Total adjustments added to/(subtracted from) Summary Compensation Table Total to determine Compensation Actually Paid	$986,126	$200,696

	Year 2020
Adjustments to Summary Compensation Table Totals to Determine Compensation Actually Paid	PEO	Average for Non-PEO- NEOs
Deduction for amounts reported under the Stock Awards Column in the Summary Compensation Table	($2,668,552)	($585,060)
Increase for fair value at 12/31/2020 of awards granted during 2020 that remain unvested as of year-end	$1,296,984	$285,082
Increase/(Deduction) for change in fair value from 12/31/2019 to 12/31/2020 of awards granted in 2019 that were outstanding and unvested as of 12/31/2020	($1,093,613)	($280,402)
Increase/(Deduction) for change in fair value from 12/31/2019 to vesting date of awards granted in 2018 that vested during 2020	($617,410)	($157,956)
(Deduction) for fair value at 12/31/2019 of forfeited performance-based awards granted in 2018 due to failure to meet required performance levels for vesting	($626,427)	($161,073)
Increase for dividend equivalents paid on performance-based awards that vested at year-end	$79,243	$20,380
Increase for dividend equivalents paid during year on outstanding time-based awards	$62,304	$14,968
Total adjustments added to/(subtracted from) Summary Compensation Table Total to determine Compensation Actually Paid	($3,567,471)	($864,061)

Non-PEO NEO Average Total Compensation Amount	$ 1,915,344	2,142,227	1,421,460
Non-PEO NEO Average Compensation Actually Paid Amount	$ 894,725	2,342,923	557,399
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Compensation Actually Paid represents the Summary Compensation Table Totals adjusted for the following items:

	Year 2022
Adjustments to Summary Compensation Table Totals to Determine Compensation Actually Paid	PEO	Average for Non-PEO- NEOs
Deduction for amounts reported under the Stock Awards Column in the Summary Compensation Table	($3,200,032)	($687,519)
Increase for fair value at 12/31/2022 of awards granted during 2022 that remain unvested as of year-end	$1,244,743	$267,430
Increase/(Deduction) for change in fair value from 12/31/2021 to 12/31/2022 of awards granted in 2021 that were outstanding and unvested as of 12/31/2022	($2,318,936)	($469,731)
Increase/(Deduction) for change in fair value from 12/31/2021 to vesting date of awards granted in 2020 that vested during 2022	($304,753)	($73,879)
(Deduction) for fair value at 12/31/2021 of forfeited performance-based awards granted in 2020 due to failure to meet required performance levels for vesting	($375,042)	($75,879)
Increase for dividend equivalents paid on performance-based awards that vested at year-end	$18,981	$3,837
Increase for dividend equivalents paid during year on outstanding time-based awards	$62,072	$15,122
Total adjustments added to/(subtracted from) Summary Compensation Table Total to determine Compensation Actually Paid	($4,872,967)	($1,020,619)
	Year 2021
Adjustments to Summary Compensation Table Totals to Determine Compensation Actually Paid	PEO	Average for Non-PEO- NEOs
Deduction for amounts reported under the Stock Awards Column in the Summary Compensation Table	($2,850,004)	($587,502)
Increase for fair value at 12/31/2021 of awards granted during 2021 that remain unvested as of year-end	$4,049,339	$827,995
Increase/(Deduction) for change in fair value from 12/31/2020 to 12/31/2021 of awards granted in 2020 that were outstanding and unvested as of 12/31/2021	($219,388)	($40,488)
Increase/(Deduction) for change in fair value from 12/31/2020 to vesting date of awards granted in 2019 that vested during 2021	$87,209	$22,282
(Deduction) for fair value at 12/31/2020 of forfeited performance-based awards granted in 2019 due to failure to meet required performance levels for vesting	($222,777)	($57,283)
Increase for dividend equivalents paid on performance-based awards that vested at year-end	$57,310	$14,738
Increase for dividend equivalents paid during year on outstanding time-based awards	$84,437	$20,954
Total adjustments added to/(subtracted from) Summary Compensation Table Total to determine Compensation Actually Paid	$986,126	$200,696

	Year 2020
Adjustments to Summary Compensation Table Totals to Determine Compensation Actually Paid	PEO	Average for Non-PEO- NEOs
Deduction for amounts reported under the Stock Awards Column in the Summary Compensation Table	($2,668,552)	($585,060)
Increase for fair value at 12/31/2020 of awards granted during 2020 that remain unvested as of year-end	$1,296,984	$285,082
Increase/(Deduction) for change in fair value from 12/31/2019 to 12/31/2020 of awards granted in 2019 that were outstanding and unvested as of 12/31/2020	($1,093,613)	($280,402)
Increase/(Deduction) for change in fair value from 12/31/2019 to vesting date of awards granted in 2018 that vested during 2020	($617,410)	($157,956)
(Deduction) for fair value at 12/31/2019 of forfeited performance-based awards granted in 2018 due to failure to meet required performance levels for vesting	($626,427)	($161,073)
Increase for dividend equivalents paid on performance-based awards that vested at year-end	$79,243	$20,380
Increase for dividend equivalents paid during year on outstanding time-based awards	$62,304	$14,968
Total adjustments added to/(subtracted from) Summary Compensation Table Total to determine Compensation Actually Paid	($3,567,471)	($864,061)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following graph illustrates the relationship between compensation actually paid (“CAP”) to our NEOs and each of MFA’s total stockholder return (TSR) and (ii) the TSR of The Bloomberg Mortgage REIT Index (BBREMTG), in each case on a cumulative basis assuming an initial investment of $100 made on December 31, 2019:

Comparison of CAP to Total Stockholder Return

Compensation Actually Paid vs. Net Income [Text Block]

The following graph illustrates the relationship between compensation actually paid (CAP) to our NEOs and MFA’s GAAP net income/(loss) available to common stock and participating securities on an annual basis for the years ended December 31, 2020, 2021 and 2022:

Comparison of CAP to GAAP Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The following graph illustrates the relationship between compensation actually paid (CAP) to our NEOs and Distributable Earnings ROAE for the years ended December 31, 2020, 2021 and 2022:

Comparison of CAP to Distributable Earnings ROAE

Total Shareholder Return Vs Peer Group [Text Block]

The following graph illustrates the relationship between compensation actually paid (“CAP”) to our NEOs and each of MFA’s total stockholder return (TSR) and (ii) the TSR of The Bloomberg Mortgage REIT Index (BBREMTG), in each case on a cumulative basis assuming an initial investment of $100 made on December 31, 2019:

Comparison of CAP to Total Stockholder Return

Tabular List [Table Text Block]

2022 Most Important Financial Measures

MFA’s current compensation program is structured with the objective of linking the compensation of our NEOs to achievement of short- and long-term financial and market-based goals. In 2022, incentive compensation served as a material element of each NEO’s compensation package and serves to further align compensation to Company performance. In addition, a significant percentage of our NEOs’ compensation is in the form of equity awards that “cliff” vest after three years, and with respect to grants of awards made to our NEOs in 2022, the vesting of 60% of these awards (as determined by grant date value) is subject to our total stockholder return (both on an absolute basis and as compared to a group of peer companies) for the three-year period ending December 31, 2024. The most important financial performance measures utilized by the Compensation Committee to link compensation paid to our NEOs to MFA’s performance for 2022 were:

●	Distributable Earnings ROAE
●	Adjusted GAAP ROAE
●	Absolute TSR
●	Relative TSR

Total Shareholder Return Amount	$ 42.43	67.39	52.8
Peer Group Total Shareholder Return Amount	69.2	91.5	77.8
Net Income (Loss)	$ (264,456,000)	$ 295,995,000	$ (709,186,000)
Company Selected Measure Amount	0.1103	0.1046	(0.0072)
PEO Name	Craig L. Knutson	Craig L. Knutson	Craig L. Knutson
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Distributable Earnings ROAE
Non-GAAP Measure Description [Text Block]
6.	The Company has designated “Distributable Earnings ROAE” as its Company Selected Measure, as this measure (as well as, “Adjusted GAAP ROAE”) is the most important measure identified below under “2022 Most Important Financial Measures” which in the Company’s assessment, represents for 2022 the most important performance measure used to link compensation actually paid to our PEO and other NEOs to the Company’s performance. Distributable Earnings ROAE is defined on page 38 and is a non-GAAP financial measure. Per SEC rules, percentage shown is for the applicable calendar year.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted GAAP ROAE
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Absolute TSR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
PEO [Member] | Total adjustments added to/(subtracted from) Summary Compensation Table Total to determine Compensation Actually Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,872,967)	$ 986,126	$ (3,567,471)
PEO [Member] | Amounts Reported under the Stock Awards Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,200,032)	(2,850,004)	(2,668,552)
PEO [Member] | Fair Value of Awards Granted that Remain Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,244,743	4,049,339	1,296,984
PEO [Member] | Change in Fair Value of Awards Granted that were Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,318,936)	(219,388)	(1,093,613)
PEO [Member] | Change in Fair Value to Vesting Date of Awards Granted that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(304,753)	87,209	(617,410)
PEO [Member] | Fair Value of Forfeited Performance-Based Awards Granted due to Failure to Meet Required Performance Levels for Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(375,042)	(222,777)	(626,427)
PEO [Member] | Dividend Equivalents Paid on Performance-Based Awards that Vested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	18,981	57,310	79,243
PEO [Member] | Dividend Equivalents Paid During Year on Outstanding Time-Based Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	62,072	84,437	62,304
Non-PEO NEO [Member] | Total adjustments added to/(subtracted from) Summary Compensation Table Total to determine Compensation Actually Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,020,619)	200,696	(864,061)
Non-PEO NEO [Member] | Amounts Reported under the Stock Awards Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(687,519)	(587,502)	(585,060)
Non-PEO NEO [Member] | Fair Value of Awards Granted that Remain Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	267,430	827,995	285,082
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted that were Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(469,731)	(40,488)	(280,402)
Non-PEO NEO [Member] | Change in Fair Value to Vesting Date of Awards Granted that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(73,879)	22,282	(157,956)
Non-PEO NEO [Member] | Fair Value of Forfeited Performance-Based Awards Granted due to Failure to Meet Required Performance Levels for Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(75,879)	(57,283)	(161,073)
Non-PEO NEO [Member] | Dividend Equivalents Paid on Performance-Based Awards that Vested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,837	14,738	20,380
Non-PEO NEO [Member] | Dividend Equivalents Paid During Year on Outstanding Time-Based Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 15,122	$ 20,954	$ 14,968